FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net Cash Payments on Debt Derivatives (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Total payments on debt derivatives and forward contracts	CAD (13,321)	CAD (12,237)
Net payments on settlement of debt derivatives and forward contracts	(79)	(45)
Debt derivatives and forward contracts
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	12,002	11,167
Total payments on debt derivatives and forward contracts	(12,081)	(11,212)
Net payments on settlement of debt derivatives and forward contracts	(79)	(45)
Debt derivatives | US commercial paper
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	9,692	0
Total payments on debt derivatives and forward contracts	(9,754)	0
Debt derivatives | Bank credit facilities
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	2,310	11,167
Total payments on debt derivatives and forward contracts	(2,327)	(11,159)
Bond forward
Disclosure of detailed information about hedging instruments [line items]
Total payments on debt derivatives and forward contracts	CAD 0	CAD (53)